TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (1,176)	$ (322)	$ (1,999)
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	24,647
Federal tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,878
R & D Credits for FederalTax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,346
R&D credits carryforwards state tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,466
State tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	10,045
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,671
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	48,303
Latin America [Member] | Carryforward Utilization Period - 4 Years [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 42,535
Operating loss carryforwards utilization period	4 years
Latin America [Member] | Carryforward Utilization Period - Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 5,768